Summary of Remeasurement of Defined Benefit Plans (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) – financial	$ 234	$ 247
Remeasurement gain/(loss) – return on plan assets less interest income	128	302
Total	362	549
Principal post retirement benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) – financial	15	4
Total	$ 15	$ 4